Note 3 - Segment Information - Schedule of Segment Reporting Information by Segment (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue									$ 12,022,952	$ 15,033,504
Depreciation and amortization							$ 164,471	$ 165,770	1,443,314	236,598
Share-Based Payment Arrangement, Expense	$ 180,816			$ 398,319			557,146	971,777	1,967,927	1,868,897
Change in fair value of contingent consideration									(930,000)	0
Impairment, Long-Lived Asset, Held-for-Use, Total									3,762,915	0
Goodwill, Impairment Loss				2,254,624					6,460,168	0
Total other significant non-cash items									11,261,010
Operating Income (Loss)	(516,845)			(1,130,118)			(978,459)	(4,406,450)	(18,777,608)	(2,627,149)
Interest expense	(18,725)			(20,437)			(90,982)	(59,574)	(81,621)	(37,325)
Other income, net	3,113			3,188			3,335	3,977	7,107	12,171
Income tax benefit	0			(23,000)			0	(789,573)	1,098,284	1,070,854
Net loss	(149,932)	$ 234,785	$ (1,349,952)	(4,700,519)	$ (1,525,442)	$ (2,078,307)	(1,265,099)	(8,304,268)	(17,753,838)	(1,131,449)
Acquisition of property and equipment									535,902	69,754
Operating loss	(516,845)			$ (1,130,118)			(978,459)	$ (4,406,450)	(18,777,608)	(2,627,149)
Gain on forgiveness of note payable									0	450,000
Assets	$ 5,261,805						$ 5,261,805		7,981,214	23,362,643
Tellenger Segment [Member]
Revenue									11,023,982	15,033,504
Depreciation and amortization									211,360	167,332
Share-Based Payment Arrangement, Expense									175,693
Change in fair value of contingent consideration									0
Impairment, Long-Lived Asset, Held-for-Use, Total									0
Goodwill, Impairment Loss									0
Total other significant non-cash items									175,693
Operating Income (Loss)									610,753
Acquisition of property and equipment									10,447
Operating loss									610,753
Assets									4,000,760	4,812,450
Blockchain SCM Segment [Member]
Revenue									998,970	0
Depreciation and amortization									1,223,328	69,266
Share-Based Payment Arrangement, Expense									691,472
Change in fair value of contingent consideration									(930,000)
Impairment, Long-Lived Asset, Held-for-Use, Total									3,762,915
Goodwill, Impairment Loss									6,460,168
Total other significant non-cash items									9,984,555
Operating Income (Loss)									(13,358,651)
Acquisition of property and equipment									498,425
Operating loss									(13,358,651)
Assets									2,500,000	13,159,805
Corporate Segment [Member]
Revenue									0
Depreciation and amortization									8,626
Share-Based Payment Arrangement, Expense									1,100,762
Change in fair value of contingent consideration									0
Impairment, Long-Lived Asset, Held-for-Use, Total									0
Goodwill, Impairment Loss									0
Total other significant non-cash items									1,100,762
Operating Income (Loss)									(6,029,710)
Acquisition of property and equipment									27,030
Operating loss									(6,029,710)
Assets									$ 1,480,454	$ 5,390,388